Nature of Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Nature Of Business and Summary Of Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A reconciliation of the denominator in the basic and diluted income or loss per share is as follows:

	Three months ended June 30,
	2014	2013
Numerator:
Net income	$184	$147
Denominator:
Weighted average common shares outstanding – basic	4,067	4,067
Effect of dilutive stock options and warrants	103	10
Weighted average common shares outstanding – diluted	4,170	4,077
Basic earnings per common share	$0.05	$0.04
Diluted earnings per common share	$0.04	$0.04

	Six months ended June 30,
	2014	2013
Numerator:
Net (loss) income	$(216)	$163
Denominator:
Weighted average common shares outstanding – basic	4,067	4,067
Effect of dilutive stock options and warrants	0	10
Weighted average common shares outstanding – diluted	4,067	4,077
Basic (loss) earnings per common share	$(0.05)	$0.04
Diluted (loss) earnings per common share	$(0.05)	$0.04

A reconciliation of the denominator in the basic and diluted income or loss per share is as follows:

	Years Ended
	2013	2012
Net income (loss)	$38	$(1,052)
Weighted average common shares outstanding – basic	4,067	4,050
Income (loss) per common share – basic	$0.01	$(0.26)
Weighted average common shares outstanding – diluted	4,102	4,050
Income (loss) per common share – diluted	$0.01	$(0.26)

Schedule of Intangible Assets and Goodwill [Table Text Block]
The Company’s intangible assets consist of customer lists, patents and licenses, are subject to amortization, and consist of the following:

	June 30, 2014	December 31, 2013
Customer lists acquired	$784	$784
Patents and licenses	211	193
Less accumulated amortization	(652)	(531)
Total intangible assets, net	$343	$446

Schedule Of Capitalized Software Development Costs [Table Text Block]
Capitalized software development costs consist of the following as of:

	June 30, 2014	December 31, 2013
Capitalized software development costs	$543	$746
Less accumulated amortization	(240)	(353)
Total capitalized software development costs, net	$303	$393

Capitalized software development costs consist of the following as of December 31:

	2013	2012
Capitalized software development costs	$746	$2,865
Less accumulated amortization	(353)	(2,535)
Change in foreign currency exchange rates	—	(29)
Net capitalized software development costs	$393	$301

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
In determining the compensation cost of the options granted, the fair value of each option grant has been estimated on the date of grant using the Black-Scholes option pricing model, and the weighted average assumptions used in these calculations are summarized as follows:

	Three months ended June 30,
	2014	2013
Risk-free interest rate	1.6%	0.8%
Expected life of options granted	7 Yrs.	7 Yrs.
Expected volatility range	91.6%	86.1%
Expected dividend yield	—	—

Using the Black-Scholes option pricing model, management has determined that the options issued in the three months ended June 30, 2014 and 2013 have a weighted-average grant date fair value of $4.66 and $2.40 per share, respectively.

	Six months ended June 30,
	2014	2013
Risk-free interest rate	1.6%	0.9%
Expected life of options granted	7 Yrs.	7 Yrs.
Expected volatility range	91.6%	87.6%
Expected dividend yield	—	—

In determining the compensation cost of the options granted during 2013 and 2012, the fair value of each option grant has been estimated on the date of grant using the Black-Scholes option pricing model, and the weighted average assumptions used in these calculations are summarized as follows:

	2013	2012
Risk-free interest rate	1.2%	0.7%
Expected life of options granted	7 years	7 years
Expected volatility range	88%	69%
Expected dividend yield	—%	—%